Financial Income, Net	12 Months Ended
Dec. 31, 2011
Financial Income, Net [Abstract]
Financial Income, Net
Note 13 - Financial Income, net

	Year ended December 31,
	2011	2010	2009
Currency gains, net	$650	$1,989	$397
Income from marketable securities and deposits	1,347	1,165	1,583
Other	(654)	(555)	(396)

	$1,343	$2,599	$1,584

The Company uses forward contracts and option strategies to manage its foreign exchange rate exposures. Contracts with notional amounts of $64.7  million, $58.5 million and $37.1 million  and with estimated fair values that totaled $1,431, $(132) and $824 as of December 31, 2011, 2010 and 2009, respectively, were not designated as hedging instruments for accounting purposes. The changes in fair value of these contracts of $1,563, $(956) and $304 for the years ended December 31, 2011, 2010 and 2009 have been recognized as finance income in those years among "currency gains, net". The periodic net cash (receipts) settlements totaled $1,617, $1,602 and $(435) for the years ended December 31, 2011, 2010 and 2009, respectively.